Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Reconciliation of the carrying amount of asset retirement obligations
A reconciliation of the carrying amount of asset retirement obligations at December 31, 2019 and 2018 is set out below:

Asset Retirement Obligations
($ millions)	2019	2018
Beginning of year	2,424	2,526
Additions	76	40
Liabilities settled	(276)	(270)
Liabilities disposed	(6)	(11)
Change in discount rate	285	(68)
Change in estimates	156	93
Exchange adjustment	(10)	17
Accretion (note 22)	106	97
End of year	2,755	2,424
Expected to be incurred within 1 year	112	202
Expected to be incurred beyond 1 year	2,643	2,222